Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Notes, net	$ 72,199	$ 71,671
Short-term Debt	13,882	110,226
Long -term debt excluding current maturities - Bank loans	508,564	350,216
Unamortized deferred financing cost - Current	(402)	(2,487)
Long-term Debt, Current Maturities	13,480	107,739
Bank loans and senior notes, gross- Non-Current	582,188	423,841
Unamortized deferred financing costs- Non Current	(16,196)	(9,856)
Non-current liabilities	565,992	413,985
Debt, Long-term and Short-term, Combined Amount	596,070	534,067
Unamortized deferred financing costs	(16,598)	(12,343)	$ (3,200)
Total bank loans and senior notes, net	579,472	521,724
Senior Notes
Debt Instrument [Line Items]
Senior Notes, net	73,625	73,625
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	522,446	460,442
$39.6 Million Credit facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	20,144	30,754
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	167,816	94,473
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	225,759	173,950
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	38,512	36,588
$67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	40,461	29,666
$411.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	0	83,261
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	10,379	11,750
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 19,375	$ 0